GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS
Amortization expense	$ 21,800,000	$ 19,500,000	$ 900,000
Amortization of intangible liabilities	$ 2,000,000.0	$ 1,900,000	$ 0